Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Central Index Key	0000814236
Amendment Flag	false
Document Creation Date	Sep. 26, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Oct. 01, 2014
Dreyfus New York AMT-Free Municipal Money Market Fund | DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Risk/Return:
Trading Symbol	DNYXX
Dreyfus New York Tax Exempt Bond Fund Inc | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/
Risk/Return:
Trading Symbol	DRNYX